CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 23,458	$ 23,458	$ 0
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	227,791,050	227,791,050	227,791,050
Common stock, shares issued	7,255,818	5,319,758	5,074,932
Common stock, shares outstanding	7,255,818	5,319,758	5,074,932
Reverse stock split ratio	0.25	0.25
Reverse stock split	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.